CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 52,717	$ 7,443	¥ 74,568	¥ 173,240
Cost of revenues:
Funding cost	(9,732)	(1,374)	(22)	(583)
Reversal/(Provision) for credit losses	554	78	(22,382)	1,934
Origination and servicing cost	(32,153)	(4,540)	(41,291)	(94,186)
Recover of guarantee	3,140	443	1,082	4,689
Service cost charged by Jimu Group-related party			(75)	(1,574)
Cost of revenues	(38,191)	(5,393)	(62,688)	(89,720)
Gross profit	14,526	2,050	11,880	83,520
Operating expenses:
Sales and marketing expenses	(19,635)	(2,772)	(27,154)	(40,936)
General and administrative expenses	(22,667)	(3,200)	(50,298)	(88,111)
Research and development expenses	(123)	(17)	(15,960)	(22,714)
mpairment loss of long-lived assets	(13,794)	(1,948)		(3,096)
Total operating expenses	(56,219)	(7,937)	(93,412)	(154,857)
Operating loss	(41,693)	(5,887)	(81,532)	(71,337)
Loss from disposal of subsidiaries	(38,883)	(5,490)	(2,176)	(5,498)
Impairment of long-term investments			(86,600)
Interest expenses, net	(4,470)	(631)	(24,138)	(32,453)
Other income/(expenses), net	(10,109)	(1,427)	411	7,340
Loss before income tax expense	(95,155)	(13,435)	(194,035)	(101,948)
Income tax (expenses)/benefits	13,901	1,963	(2,522)	(6,872)
Net loss	(81,254)	(11,472)	(196,557)	(108,820)
Net loss attributable to non-controlling interest	(2,492)	(352)	(6,374)	(7,091)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(78,762)	(11,120)	(190,183)	(101,729)
Other comprehensive (loss)/income:
Fair value change in available for sale investment				(91)
Foreign currency translation adjustments, net of nil tax	12,328	1,741	6,565	(10,702)
Total other comprehensive (loss)/income	12,328	1,741	6,565	(10,793)
Total comprehensive loss	(68,926)	(9,731)	(189,992)	(119,613)
Total comprehensive loss attributable to non-controlling interest	(2,492)	(352)	(6,374)	(7,091)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	¥ (66,434)	$ (9,379)	¥ (183,618)	¥ (112,522)
Loss per ordinary share
Basic | (per share)	¥ (0.16)	$ (0.02)	¥ (0.63)	¥ (0.34)
Diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (0.63)	¥ (0.34)
Weighted average number of ordinary shares outstanding
Basic | shares	494,712,397	494,712,397	300,112,189	299,714,670
Diluted | shares	494,712,397	494,712,397	300,112,189	299,714,670
Cost of revenues
Share-based compensation expenses included in
Share Based Compensation Expense	¥ (323)	$ (46)	¥ 67	¥ (13)
Sales and marketing expenses
Share-based compensation expenses included in
Share Based Compensation Expense	(1,984)	(280)		354
General and administrative expenses
Share-based compensation expenses included in
Share Based Compensation Expense	(2,202)	(311)	1,952	2,370
Research and development expenses
Share-based compensation expenses included in
Share Based Compensation Expense	(2,375)	(335)	2,515	1,082
Technical service fees
Revenues:
Total revenues	23,929	3,379	51,571	115,272
Installment service fees
Revenues:
Total revenues	13,494	1,905	14,143	16,949
Wealth management service fees and others
Revenues:
Total revenues	¥ 15,294	$ 2,159	¥ 8,854	¥ 41,019